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GROWTH FUND OF AMERICA
The Growth Fund of America®
The Growth Fund of America® Prospectus Supplement November 1, 2023 (for summary and statutory prospectus dated November 1, 2023)

The “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus is amended to read as follows. The footnotes remain unchanged.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GROWTH FUND OF AMERICA	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]

Keep this supplement with your prospectus.